COMMITMENTS (Schedule of future minimum payments) (Details)	Jan. 31, 2023 USD ($)
Other Commitments [Line Items]
2024	$ 1,550,005
2025	1,360,102
2026	1,399,538
2027	1,440,158
2028	1,481,996
Thereafter	8,035,145
Other commitment	15,266,944
Third Parties[Member]
Other Commitments [Line Items]
2024	273,743
2025	45,551
2026	45,551
2027	45,551
2028	45,551
Thereafter	322,651
Other commitment	778,598
Related Parties [Member]
Other Commitments [Line Items]
2024	1,276,262
2025	1,314,551
2026	1,353,987
2027	1,394,607
2028	1,436,445
Thereafter	7,712,494
Other commitment	$ 14,488,346